Financial risk management and derivative financial instruments - Summary of covenant tests (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure Of Detailed Information About Covenant Tests [Line Items]
Covenant net debt	$ 2,782	$ 2,272	$ 1,851
Covenant Measures [Member]
Disclosure Of Detailed Information About Covenant Tests [Line Items]
Covenant EBITDA	1,195	1,086	896
Covenant net debt	2,804	2,328	1,898
Covenant interest payable	$ 123	$ 88	$ 109
Leverage	2.35	2.14	2.12
Interest cover	9.72	12.34	8.22